Nuveen Preferred and Income Term Fund
Portfolio of Investments October 31, 2022
(Unaudited)
JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 158.3%   (99.6% of Total Investments)
X 339,300,184 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 78.0% (49.1% of Total Investments)
X 339,300,184
Automobiles - 2.2%
$ 7,963 General Motors Financial Co Inc 5.750% N/A (3) BB+ $ 6,528,864
3,610 General Motors Financial Co Inc 5.700% N/A (3) BB+ 3,068,500
11,573 Total Automobiles 9,597,364
Banks - 27.3%
2,430 Bank of America Corp 4.375% N/A (3) BBB+ 1,950,075
3,815 Bank of America Corp 6.300% N/A (3) BBB+ 3,719,854
3,620 Bank of America Corp 6.500% N/A (3) BBB+ 3,592,850
3,290 Bank of America Corp 6.250% N/A (3) BBB+ 3,202,609
1,330 Bank of America Corp 6.100% N/A (3) BBB+ 1,283,450
6,565 Citigroup Inc 6.300% N/A (3) BBB- 6,121,863
2,870 Citigroup Inc (4) 6.250% N/A (3) BBB- 2,769,837
7,308 Citigroup Inc 5.950% N/A (3) BBB- 6,615,052
4,850 Citigroup Inc (5) 5.000% N/A (3) BBB- 4,315,045
1,695 Citigroup Inc 4.150% N/A (3) BBB- 1,323,957
880 Citizens Financial Group Inc 6.375% N/A (3) BB+ 802,343
1,530 Citizens Financial Group Inc 4.000% N/A (3) BB+ 1,210,255
4,805 CoBank ACB 6.450% N/A (3) BBB+ 4,660,884
1,215 Fifth Third Bancorp 4.500% N/A (3) Baa3 1,114,561
2,670 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (6)
7.265% N/A (3) BB- 2,639,963
850 Goldman Sachs Group Inc/The 4.400% N/A (3) BB+ 697,545
860 Goldman Sachs Group Inc/The 3.800% N/A (3) BBB- 661,079
2,121 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (3) BBB 2,600,392
4,740 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 4,307,932
2,370 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 2,320,396
10,092 JPMorgan Chase & Co (5) 6.750% N/A (3) BBB+ 10,092,000
5,800 JPMorgan Chase & Co (4) 5.000% N/A (3) BBB+ 5,343,540
2,305 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 1,907,272
2,430 KeyCorp 5.000% N/A (3) Baa3 2,128,322
1,765 M&T Bank Corp 5.125% N/A (3) Baa2 1,538,521
1,340 M&T Bank Corp 3.500% N/A (3) Baa2 992,778
1,570 M&T Bank Corp 6.450% N/A (3) Baa2 1,515,523
2,130 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 1,589,513
2,340 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 2,170,350
799 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (6)
3.804% N/A (3) Baa2 796,986
1,407 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 1,204,701
945 PNC Financial Services Group Inc/The 6.200% N/A (3) Baa2 895,104
1,745 Regions Financial Corp 5.750% N/A (3) Baa3 1,692,650
830 SVB Financial Group 4.100% N/A (3) Baa2 510,230
1,320 SVB Financial Group 4.000% N/A (3) Baa2 923,730
730 SVB Financial Group 4.700% N/A (3) Baa2 487,275
7,960 Truist Financial Corp (4) 4.800% N/A (3) Baa2 7,146,090
2,520 Truist Financial Corp 5.100% N/A (3) Baa2 2,205,185
1,805 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (4),(6)
6.395% N/A (3) Baa2 1,750,850
3,256 Wells Fargo & Co 5.900% N/A (3) Baa2 2,952,785
5,803 Wells Fargo & Co (5) 5.875% N/A (3) Baa2 5,570,880
1,230 Wells Fargo & Co (4) 7.950% 11/15/29 Baa1 1,346,819
6,540 Wells Fargo & Co 3.900% N/A (3) Baa2 5,552,460
1,050 Zions Bancorp NA 5.800% N/A (3) BB+ 992,250

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 1,415 Zions Bancorp NA (4) 7.200% N/A (3) BB+ $ 1,422,075
128,941 Total Banks 118,637,831
Capital Markets - 3.6%
1,145 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 1,096,337
1,950 Charles Schwab Corp/The 4.000% N/A (3) BBB 1,603,192
4,215 Charles Schwab Corp/The (5) 5.375% N/A (3) BBB 4,114,894
4,127 Goldman Sachs Group Inc/The (4) 5.300% N/A (3) BBB- 3,878,101
4,595 Goldman Sachs Group Inc/The (5) 5.500% N/A (3) BBB- 4,362,769
950 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 745,750
16,982 Total Capital Markets 15,801,043
Communications Equipment - 0.3%
1,920 Vodafone Group PLC 4.125% 6/04/81 BB+ 1,361,779
Consumer Finance - 2.3%
3,190 Ally Financial Inc 4.700% N/A (3) Ba2 2,312,750
2,570 Ally Financial Inc 4.700% N/A (3) Ba2 1,728,325
2,350 American Express Co 3.550% N/A (3) Baa2 1,812,437
2,705 Capital One Financial Corp 3.950% N/A (3) Baa3 2,023,449
1,820 Discover Financial Services 6.125% N/A (3) Ba2 1,748,473
800 Discover Financial Services 5.500% N/A (3) Ba2 618,480
13,435 Total Consumer Finance 10,243,914
Diversified Financial Services - 5.2%
2,010 American AgCredit Corp, 144A 5.250% N/A (3) BB+ 1,839,150
2,425 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 2,061,250
1,050 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 926,626
12 Compeer Financial ACA, 144A 6.750% N/A (3) BB+ 11,682,000
3,430 Equitable Holdings Inc (5) 4.950% N/A (3) BBB- 3,189,900
3,171 Voya Financial Inc (4) 6.125% N/A (3) BBB- 3,091,725
12,098 Total Diversified Financial Services 22,790,651
Electric Utilities - 2.9%
1,920 American Electric Power Co Inc (4) 3.875% 2/15/62 BBB 1,474,276
2,110 Edison International 5.000% N/A (3) BB+ 1,709,100
930 Edison International 5.375% N/A (3) BB+ 758,787
1,460 Electricite de France SA, 144A 5.250% N/A (3) BBB- 1,372,801
6,100 Emera Inc (4) 6.750% 6/15/76 BB+ 5,685,945
1,670 Southern Co 4.000% 1/15/51 BBB- 1,452,048
14,190 Total Electric Utilities 12,452,957
Food Products - 5.3%
2,250 Dairy Farmers of America Inc, 144A 7.125% N/A (3) BB+ 2,092,502
2,240 Land O' Lakes Inc, 144A 7.250% N/A (3) BB 2,083,200
7,223 Land O' Lakes Inc, 144A (5) 7.000% N/A (3) BB 6,663,217
12,550 Land O' Lakes Inc, 144A (5) 8.000% N/A (3) BB 12,393,125
24,263 Total Food Products 23,232,044
Independent Power And Renewable Electricity Producers - 0.7%
2,550 AES Andes SA, 144A (4) 6.350% 10/07/79 BB 2,071,755
1,095 Vistra Corp, 144A 7.000% N/A (3) Ba3 968,642
3,645 Total Independent Power And Renewable Electricity Producers 3,040,397

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders - 0.5%
$ 1,240 AES Andes SA, 144A 7.125% 3/26/79 BB $ 1,017,707
1,135 Vistra Corp, 144A 8.000% N/A (3) Ba3 1,078,250
2,375 Total Independent Power Producers & Energy Traders 2,095,957
Industrial Conglomerates - 1.7%
7,552 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (5),(6)
6.623% N/A (3) BBB- 7,278,240
Insurance - 15.2%
1,505 Aegon NV 5.500% 4/11/48 Baa1 1,330,420
1,447 American International Group Inc (4) 5.750% 4/01/48 BBB- 1,293,227
8,580 Assurant Inc (4) 7.000% 3/27/48 Baa3 8,167,645
10,595 Assured Guaranty Municipal Holdings Inc, 144A (4) 6.400% 12/15/66 BBB+ 9,641,450
2,320 AXIS Specialty Finance LLC (4) 4.900% 1/15/40 BBB 1,879,200
1,505 Enstar Finance LLC (4) 5.500% 1/15/42 BBB- 1,182,539
1,540 Enstar Finance LLC 5.750% 9/01/40 BBB- 1,365,028
1,375 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 1,210,000
4,755 Markel Corp (5) 6.000% N/A (3) BBB- 4,552,654
1,850 MetLife Inc 3.850% N/A (3) BBB 1,625,667
3,440 MetLife Inc, 144A 9.250% 4/08/38 BBB 3,949,042
1,270 MetLife Inc (4) 5.875% N/A (3) BBB 1,139,243
2,335 PartnerRe Finance B LLC (4) 4.500% 10/01/50 Baa1 1,907,238
4,129 Provident Financing Trust I (5) 7.405% 3/15/38 BB+ 4,252,870
700 Prudential Financial Inc 3.700% 10/01/50 BBB+ 544,117
905 Prudential Financial Inc 5.125% 3/01/52 BBB+ 771,666
2,770 QBE Insurance Group Ltd, 144A (4) 5.875% N/A (3) Baa2 2,521,678
7,495 QBE Insurance Group Ltd, 144A 7.500% 11/24/43 Baa1 7,456,486
1,135 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 1,092,347
2,600 SBL Holdings Inc, 144A 6.500% N/A (3) BB 1,963,000
10,005 SBL Holdings Inc, 144A 7.000% N/A (3) BB 8,054,025
72,256 Total Insurance 65,899,542
Media - 0.3%
1,660 Paramount Global 6.375% 3/30/62 Baa3 1,403,396
Multi-Utilities - 2.4%
1,195 Algonquin Power & Utilities Corp (4) 4.750% 1/18/82 BB+ 962,244
4,505 CenterPoint Energy Inc 6.125% N/A (3) BBB- 4,231,021
570 CMS Energy Corp (4) 4.750% 6/01/50 BBB- 472,599
1,215 NiSource Inc 5.650% N/A (3) BBB- 1,117,800
2,365 Sempra Energy 4.875% N/A (3) BBB- 2,148,217
1,785 Sempra Energy (4) 4.125% 4/01/52 BBB- 1,343,212
11,635 Total Multi-Utilities 10,275,093
Oil, Gas & Consumable Fuels - 3.0%
2,245 Enbridge Inc 7.625% 1/15/83 BBB- 2,158,720
1,245 Enbridge Inc 5.500% 7/15/77 BBB- 1,068,334
3,520 Enbridge Inc (4) 5.750% 7/15/80 BBB- 3,110,307
690 Enbridge Inc 6.000% 1/15/77 BBB- 620,887
1,590 Energy Transfer LP (4) 6.500% N/A (3) BB 1,367,400
345 Energy Transfer LP (4) 7.125% N/A (3) BB 286,133
1,620 MPLX LP (4) 6.875% N/A (3) BB+ 1,579,500
1,645 Transcanada Trust (4) 5.500% 9/15/79 BBB 1,377,687
1,650 Transcanada Trust (4) 5.600% 3/07/82 BBB 1,412,813
14,550 Total Oil, Gas & Consumable Fuels 12,981,781

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors - 3.7%
$ 7,045 AerCap Global Aviation Trust, 144A (4) 6.500% 6/15/45 BB+ $ 6,428,563
1,915 AerCap Holdings NV 5.875% 10/10/79 BB+ 1,722,925
2,045 Air Lease Corp 4.650% N/A (3) BB+ 1,704,306
1,855 ILFC E-Capital Trust I, 144A (4) 5.115% 12/21/65 B+ 1,131,550
7,902 ILFC E-Capital Trust I, 144A (4) 5.365% 12/21/65 BB+ 5,136,300
20,762 Total Trading Companies & Distributors 16,123,644
U.S. Agency - 0.7%
2,270 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 2,029,144
1,180 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 1,034,407
3,450 Total U.S. Agency 3,063,551
Wireless Telecommunication Services - 0.7%
3,180 Vodafone Group PLC 7.000% 4/04/79 BB+ 3,021,000
$ 364,467 Total $1,000 Par (or similar) Institutional Preferred (cost $373,363,672) 339,300,184
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 218,039,988 CONTINGENT CAPITAL SECURITIES - 50.1% (31.5% of Total Investments)
X 218,039,988
Banks - 36.3%
$ 1,470 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (3) Baa2 $ 1,407,830
3,570 Banco Bilbao Vizcaya Argentaria SA (4) 6.125% N/A (3) Ba2 2,741,458
5,600 Banco Bilbao Vizcaya Argentaria SA (5) 6.500% N/A (3) Ba2 5,002,256
1,300 Banco Mercantil del Norte SA/Grand Cayman, 144A (4) 7.500% N/A (3) Ba2 1,014,736
2,930 Banco Mercantil del Norte SA/Grand Cayman, 144A (4) 7.625% N/A (3) Ba2 2,405,193
4,660 Banco Santander SA 4.750% N/A (3) Ba1 3,279,840
5,200 Banco Santander SA , Reg S 7.500% N/A (3) Ba1 4,925,118
6,095 Barclays PLC (5) 6.125% N/A (3) BBB- 5,287,412
5,170 Barclays PLC (4) 8.000% N/A (3) BBB- 4,864,701
8,350 Barclays PLC (4),(5) 7.750% N/A (3) BBB- 7,859,437
2,060 Barclays PLC 8.000% N/A (3) BBB- 1,845,459
1,000 BNP Paribas SA, 144A 7.750% N/A (3) BBB 942,835
7,615 BNP Paribas SA, 144A (5) 7.375% N/A (3) BBB 7,379,466
950 BNP Paribas SA, 144A 7.000% N/A (3) BBB 848,521
6,855 BNP Paribas SA, 144A (5) 6.625% N/A (3) BBB 6,415,540
3,935 Credit Agricole SA, 144A 7.875% N/A (3) BBB 3,908,942
6,979 Credit Agricole SA, 144A (5) 8.125% N/A (3) BBB 6,944,105
870 Danske Bank A/S , Reg S 7.000% N/A (3) BBB- 802,693
1,020 Danske Bank A/S , Reg S 6.125% N/A (3) BBB- 945,936
970 Danske Bank A/S , Reg S 4.375% N/A (3) BBB- 773,575
10,360 HSBC Holdings PLC (5) 6.000% N/A (3) BBB 8,393,672
13,356 HSBC Holdings PLC (5) 6.375% N/A (3) BBB 11,886,840
4,850 ING Groep NV 5.750% N/A (3) BBB 4,143,205
6,740 ING Groep NV , Reg S 6.750% N/A (3) BBB 6,377,725
4,270 ING Groep NV 6.500% N/A (3) BBB 3,886,131
2,139 Intesa Sanpaolo SpA, 144A (4) 7.700% N/A (3) BB- 1,851,696
6,550 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 6,075,125
10,515 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 10,025,777
3,050 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 2,594,394
5,950 NatWest Group PLC 8.000% N/A (3) BBB- 5,608,173
5,255 NatWest Group PLC 6.000% N/A (3) Baa3 4,676,425
3,735 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 3,518,275
6,163 Societe Generale SA, 144A (5) 7.875% N/A (3) BB+ 6,000,368
1,928 Societe Generale SA, 144A (4) 6.750% N/A (3) BB 1,568,904
1,820 Societe Generale SA, 144A 8.000% N/A (3) BB 1,792,284
2,635 Societe Generale SA, 144A (4) 4.750% N/A (3) BB+ 2,024,998

Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 1,875 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- $ 1,852,824
1,980 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 1,803,723
2,890 Standard Chartered PLC, 144A 4.300% N/A (3) BBB- 1,899,965
2,990 UniCredit SpA , Reg S 8.000% N/A (3) BB- 2,791,913
175,650 Total Banks 158,367,470
Capital Markets - 13.4%
9,496 Credit Suisse Group AG, 144A (4),(5) 7.250% N/A (3) BB- 7,435,368
1,870 Credit Suisse Group AG, 144A 9.750% N/A (3) BB- 1,776,738
4,407 Credit Suisse Group AG, 144A 7.500% N/A (3) BB- 3,988,256
8,175 Credit Suisse Group AG, 144A (4) 7.500% N/A (3) BB- 7,245,094
1,955 Credit Suisse Group AG, 144A (4) 6.375% N/A (3) Ba2 1,457,661
10,995 Deutsche Bank AG (4) 6.000% N/A (3) Ba2 8,601,280
7,637 UBS Group AG , Reg S 7.000% N/A (3) BBB 7,388,797
8,620 UBS Group AG, 144A (4),(5) 7.000% N/A (3) BBB 8,337,377
2,780 UBS Group AG, 144A 3.875% N/A (3) BBB 2,118,916
9,405 UBS Group AG , Reg S(4) 6.875% N/A (3) BBB 8,915,075
900 UBS Group AG, 144A 4.875% N/A (3) BBB 718,201
66,240 Total Capital Markets 57,982,763
Commercial Banks - 0.4%
1,895 HSBC Holdings PLC 6.375% N/A (3) BBB 1,689,755
$ 243,785 Total Contingent Capital Securities (cost $249,486,543) 218,039,988
Shares Description (1) Coupon Ratings (2) Value
X 127,652,037 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 29.4% (18.5% of Total Investments)
X 127,652,037
Banks - 8.3%
62,728 CoBank ACB 6.200% BBB+ $ 6,272,800
111,200 Farm Credit Bank of Texas, 144A(4) 6.750% Baa1 10,981,000
98,863 Fifth Third Bancorp 6.625% Baa3 2,493,325
232,000 KeyCorp 6.200% Baa3 5,656,160
25,900 KeyCorp 6.125% Baa3 604,506
120,200 Regions Financial Corp 6.375% Baa3 2,968,940
57,838 Regions Financial Corp 5.700% Baa3 1,204,187
71,253 Synovus Financial Corp 5.875% BB- 1,574,691
64,600 Wells Fargo & Co 4.750% Baa2 1,162,800
43,000 Western Alliance Bancorp 4.250% Ba1 860,000
86,389 Wintrust Financial Corp 6.875% BB 2,188,234
Total Banks 35,966,643
Capital Markets - 3.2%
31,549 Goldman Sachs Group Inc/The 5.500% BB+ 776,421
101,372 Morgan Stanley 7.125% BBB- 2,539,369
93,300 Morgan Stanley 6.375% BBB- 2,266,257
83,476 Morgan Stanley 6.875% BBB- 2,088,569
63,000 Morgan Stanley 6.500% BBB- 1,562,400
196,300 Morgan Stanley 5.850% BBB- 4,497,233
Total Capital Markets 13,730,249
Consumer Finance - 0.3%
66,500 Synchrony Financial 5.625% BB- 1,128,505
Diversified Financial Services - 3.0%
69,700 AgriBank FCB 6.875% BBB+ 6,917,725
105,500 Equitable Holdings Inc(4) 5.250% BBB- 1,964,410
190,535 Voya Financial Inc(5) 5.350% BBB- 4,037,437
Total Diversified Financial Services 12,919,572

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPI
Shares   Description (1) Coupon Ratings (2) Value
Diversified Telecommunication Services - 0.2%
49,500 AT&T Inc(4) 4.750% BBB- $ 857,340
Food Products - 2.7%
169,110 CHS Inc 6.750% N/R 4,131,357
168,229 CHS Inc 7.100% N/R 4,214,137
61,800 CHS Inc 7.875% N/R 1,585,788
20,500 Dairy Farmers of America Inc, 144A 7.875% BB+ 1,957,750
Total Food Products 11,889,032
Insurance - 7.9%
122,300 American Equity Investment Life Holding Co 6.625% BB 2,832,468
241,300 American Equity Investment Life Holding Co 5.950% BB 5,436,489
231,598 Aspen Insurance Holdings Ltd 5.950% BB+ 5,282,750
62,000 Aspen Insurance Holdings Ltd 5.625% BB+ 1,196,600
45,000 Assurant Inc 5.250% Baa3 847,350
120,000 Athene Holding Ltd 6.375% BBB 2,991,600
159,300 Athene Holding Ltd(4) 6.350% BBB 3,792,933
39,400 Delphi Financial Group Inc(4) 6.095% BBB 866,800
123,400 Enstar Group Ltd(4) 7.000% BBB- 2,712,332
150,629 Maiden Holdings North America Ltd(4) 7.750% N/R 2,554,668
64,300 Reinsurance Group of America Inc 7.125% BBB+ 1,628,719
146,800 Reinsurance Group of America Inc(4) 5.750% BBB+ 3,448,332
43,200 Selective Insurance Group Inc 4.600% BBB- 722,952
Total Insurance 34,313,993
Oil, Gas & Consumable Fuels - 1.9%
33,200 Energy Transfer LP 7.600% BB 764,596
125,403 NuStar Energy LP 10.249% B2 2,904,334
139,235 NuStar Energy LP(4) 9.126% B2 2,957,351
71,018 NuStar Logistics LP(4) 10.813% B 1,769,058
Total Oil, Gas & Consumable Fuels 8,395,339
Thrifts & Mortgage Finance - 1.1%
48,565 Federal Agricultural Mortgage Corp 6.000% N/R 1,248,120
169,115 New York Community Bancorp Inc(4) 6.375% Ba2 3,617,370
Total Thrifts & Mortgage Finance 4,865,490
Trading Companies & Distributors - 0.8%
114,543 Air Lease Corp(4) 6.150% BB+ 2,462,674
41,600 WESCO International Inc 10.625% B 1,123,200
Total Trading Companies & Distributors 3,585,874
Total $25 Par (or similar) Retail Preferred (cost $138,202,989) 127,652,037

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,355,073 CORPORATE BONDS - 0.8% (0.5% of Total Investments)
X 3,355,073
Banks - 0.3%
$ 1,085 Commerzbank AG, 144A (4) 8.125% 9/19/23 Baa3 $ 1,081,073
Insurance - 0.5%
2,400 Fidelis Insurance Holdings Ltd, 144A (4) 6.625% 4/01/41 BB+ 2,274,000
$ 3,485 Total Corporate Bonds (cost $3,485,000) 3,355,073
Total Long-Term Investments (cost $764,538,204) 688,347,282
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.6% (0.4% of Total Investments)
X 2,644,822 REPURCHASE AGREEMENTS - 0.6% (0.4% of Total Investments)
X 2,644,822
$ 2,645 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$2,644,883 collateralized by $2,696,200, U.S. Treasury
Government Bond, 4.250%, due 5/15/39,
value $2,697,780
0.830% 11/01/22 $ 2,644,822
Total Short-Term Investments (cost $2,644,822) 2,644,822
Total Investments (cost $ 767,183,026 ) - 158 .9% 690,992,104
Borrowings - (45.0)% (8),(9) (195,400,000)
Reverse Repurchase Agreements, including accrued interest - (15.0)%(10) (65,286,621)
Other Assets Less Liabilities -  1.1%(11) 4,395,363
Net Assets Applicable to Common Shares - 100% $ 434,700,846
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index Fixed Rate
Fixed Rate
Payment
Frequency
Effective
Date (12)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 45,000,000 Receive
1-Month
LIBOR 2.333% Monthly 7/01/19 10/01/23 7/01/24 $ 1,109,479 $ 1,109,479
Morgan Stanley
Capital Services, LLC 112,000,000 Receive
1-Month
LIBOR 1.928% Monthly 6/01/18 3/01/23 3/01/24 1,215,367 1,215,367
Total unrealized appreciation on interest rate swaps $ 2,324,846

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPI
them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 339,300,184 $ – $ 339,300,184
Contingent Capital Securities – 218,039,988 – 218,039,988
$25 Par (or similar) Retail Preferred 100,655,962 26,996,075 – 127,652,037
Corporate Bonds – 3,355,073 – 3,355,073
Short-Term Investments:
Repurchase Agreements – 2,644,822 – 2,644,822
Investments in Derivatives:
Interest Rate Swaps* – 2,324,846 – 2,324,846
Total
$ 100,655,962 $ 592,660,988 $ – $ 693,316,950
*
Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $141,763,962 have been pledged as collateral for reverse repurchase agreements.
(5) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$134,221,720.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Borrowings as a percentage of Total Investments is 28.3%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $479,861,756 have been pledged as collateral for borrowings.
(10) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.4%.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(12) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.